Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk management and strategy

We prioritize the management of cybersecurity risk and the protection of information across our enterprise by embedding data protection and cybersecurity risk management in our operations. Our processes for assessing, identifying, and managing material risks from cybersecurity threats have been integrated into our overall risk management system and processes.

As a foundation of this approach, we have implemented a layered governance structure to help assess, identify and manage cybersecurity risks. Our privacy and cybersecurity policies encompass incident response procedures, information security and vendor management. In order to help develop these policies and procedures, we monitor the privacy and cybersecurity laws, regulations and guidance applicable to us in the regions where we do business (including Germany and Israel), as well as proposed privacy and cybersecurity laws, regulations, guidance and emerging risks.

We undergo from time to time an external evaluation by cybersecurity consulting firms, including the performance of penetration testing, vulnerability and risk assessment and certification of ISO 27001 framework. With respect to third party service providers, we obligate our vendors to adhere to privacy and cybersecurity measures, and we perform risk assessments of vendors, including their ability to protect data from unauthorized access.

As described in Item 3.D, “Risk Factors,” our products and services, including our cloud offerings, rely on the secure processing, storage and transmission of confidential and other information of our customers, as well as our own data. Computer viruses, hackers, employee or vendor misconduct, and other external hazards could expose our information systems and those of our vendors to security breaches, cybersecurity incidents or other disruptions, any of which could materially and adversely affect our business in the form of system disruptions and shutdowns or denials of service or compromise data, including personal or confidential information, of us, our partners or our customers. We have not experienced cybersecurity incidents to date.

The sophistication of cybersecurity threats, including through the use of artificial intelligence, continues to increase, and the controls and preventative actions we take to reduce the risk of cybersecurity incidents and protect our systems, including the regular testing of our cybersecurity incident response plan, may be insufficient. In addition, new technology that could result in greater operational efficiency, such as our use of artificial intelligence, may further expose our computer systems to the risk of cybersecurity incidents.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our processes for assessing, identifying, and managing material risks from cybersecurity threats have been integrated into our overall risk management system and processes.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Computer viruses, hackers, employee or vendor misconduct, and other external hazards could expose our information systems and those of our vendors to security breaches, cybersecurity incidents or other disruptions, any of which could materially and adversely affect our business in the form of system disruptions and shutdowns or denials of service or compromise data, including personal or confidential information, of us, our partners or our customers. We have not experienced cybersecurity incidents to date.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

As part of our overall risk management approach, we prioritize the identification and management of cybersecurity risk at several levels, including board of directors oversight, executive commitment and employee training. Our audit committee, comprised of independent directors, oversees the board of directors’ responsibilities relating to the operational (including IT risks, business continuity and data security) risk affairs of the Company. Our audit committee is informed of such risks through quarterly reports from our Vice President of IT, and the board of directors reviews our processes every six months.

Our VP of IT, who has over 27 years of experience in information technology in our company and is supported by management, oversees the implementation and compliance of our information security standards and mitigation of information security related risks.

At the employee level, we maintain an experienced information technology team who are tasked with implementing our privacy and cybersecurity program and support the VP of IT in carrying out reporting, security and mitigation functions. We also hold employee trainings on privacy and cybersecurity, records and information management, conduct phishing tests and generally seek to promote awareness of cybersecurity risk through communication and education of our employee population. Each of the software tools installed in order to prevent attacks generates real-time alerts. These alerts reach multiple people in our company, who are prepared to respond at any time. In case of a real threat, the CEO is notified.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	we prioritize the identification and management of cybersecurity risk at several levels, including board of directors oversight, executive commitment and employee training.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our audit committee is informed of such risks through quarterly reports from our Vice President of IT, and the board of directors reviews our processes every six months.
Cybersecurity Risk Role of Management [Text Block]	As part of our overall risk management approach, we prioritize the identification and management of cybersecurity risk at several levels, including board of directors oversight, executive commitment and employee training. Our audit committee, comprised of independent directors, oversees the board of directors’ responsibilities relating to the operational (including IT risks, business continuity and data security) risk affairs of the Company. Our audit committee is informed of such risks through quarterly reports from our Vice President of IT, and the board of directors reviews our processes every six months.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our audit committee, comprised of independent directors, oversees the board of directors’ responsibilities relating to the operational (including IT risks, business continuity and data security) risk affairs of the Company.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our VP of IT, who has over 27 years of experience in information technology in our company and is supported by management, oversees the implementation and compliance of our information security standards and mitigation of information security related risks.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	the board of directors reviews our processes
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true